College and University
                             Facility Loan Trust Two






================================================================================


                          Compiled Financial Statements
                          Six Months Ended May 31, 1997

Accountants' Compilation Report



To the Owner Trustee of
College and University Facility
Loan Trust Two:


We have compiled the accompanying balance sheet of College and University Facility Loan Trust Two, including the schedule of investments, as of May 31, 1997, and the related statements of operations, cash flows, changes in net assets and financial highlights for the six months then ended, in accordance with standards established by the American Institute of Certified Public Accountants. The financial information for the years ended November 30, 1996, 1995, 1994, 1993, 1992, presented herein for comparative purposes, was audited by other auditors whose report thereon dated December 27, 1996 expressed an unqualified opinion.

A compilation  is limited to  presenting  in the form of financial   statements
information that has been obtained from the books and records of the Trust. We have not audited or reviewed the accompanying financial statements or supplemental material and, accordingly, do not express an opinion or any other form of assurance on them.

We are not independent with respect to College and University Facility Loan Trust Two.






                                                  BDO Seidman, LLP



July 28, 1997

                                     College and University
                                    Facility Loan Trust Two

                                              Balance Sheet


================================================================================


May 31,                                                                               1997
===========================================================================================
                                                                                (Unaudited)
Assets

Investments, at amortized cost, net of allowance for possible loan
 losses of $932,376 (Notes 1, 2, 6, 7 and 8 and Schedule of Investments)       $199 699 835
Cash                                                                                 87 602
Prepaid expenses                                                                     13 750
Interest receivable                                                               1 867 006
Deferred bond issuance costs (Note 2)                                               904 113
-------------------------------------------------------------------------------------------
       Total assets                                                             202 572 306
-------------------------------------------------------------------------------------------


Liabilities

Bonds payable, net of unamortized discount (Notes 3 and 8)                      174 975 706
Interest payable (Note 3)                                                         4 601 827
Dividends payable (Note 5)                                                          588 989
Payable for redemption of Class A Preferred Certificates (Note 5)                 1 799 147
Accrued expenses and other liabilities                                              218 928
-------------------------------------------------------------------------------------------
       Total liabilities                                                        182 184 597
-------------------------------------------------------------------------------------------


Net Assets

Class A Preferred  Certificates,  par value $1 - authorized  and  outstanding-
 6,830,733 certificates (preference as to annual dividends of 13.65%,
 mandatory redemption and liquidation at par value) (Note 5)                      6 830 733
-------------------------------------------------------------------------------------------


Class B Certificates, par value $1 - authorized, issued
 and outstanding - 1,763,800 certificates (Note 5)                                1 763 800
Accumulated undistributed net investment income (Note 2)                           (764 116)
Paid-in capital (Note 2)                                                         12 557 292
-------------------------------------------------------------------------------------------
       Total net assets applicable to Class B certificateholders                 13 556 976
-------------------------------------------------------------------------------------------
       Total net assets                                                        $ 20 387 709
===========================================================================================

       Net asset value per Class B certificate
        (based on 1,763,800 certificates outstanding)                                 $7.69
===========================================================================================



     See accompanying accountants' compilation report and notes to financial statements.

                                     College and University
                                    Facility Loan Trust Two

                                    Statement of Operations


================================================================================


Six months ended May 31,                                                   1997
================================================================================
                                                                     (Unaudited)

Investment income:
    Interest income (Note 2)                                        $9 965 644
--------------------------------------------------------------------------------

Expenses:
    Interest expense (Note 3)                                        8 290 025
    Servicer fees (Note 4)                                             116 399
    Trustee fees (Note 4)                                               31 525
    Other trust and bond administration expenses                        97 876
--------------------------------------------------------------------------------

       Total expenses                                                8 535 825
--------------------------------------------------------------------------------


       Net investment income                                         1 429 819

Provision for possible loan losses (Notes 2 and 6)                     100 000
--------------------------------------------------------------------------------


       Net increase in net assets resulting from operations          1 329 819

Dividends to Class A Preferred Certificateholders                      588 989
--------------------------------------------------------------------------------


       Net increase in net assets applicable to Class B
        certificateholders resulting from operations                $  740 830
================================================================================


     See accompanying accountants' compilation report and notes to financial statements.

                                     College and University
                                    Facility Loan Trust Two

                                    Statement of Cash Flows


================================================================================

Six months ended May 31,                                                    1997
================================================================================
                                                                     (Unaudited)
Cash flows from operating activities:
    Interest received                                              $  4 968 634
    Interest paid                                                    (4 877 489)
    Operating expenses paid                                            (301 261)
--------------------------------------------------------------------------------
       Net cash used for operating activities                          (210 116)
--------------------------------------------------------------------------------

Cash flows from investing activities:
    Net decrease in funds held under investment agreements            3 983 379
    Principal payments on Loans                                      11 880 688
--------------------------------------------------------------------------------
       Net cash provided by investing activities                     15 864 067
--------------------------------------------------------------------------------

Cash flows from financing activities:
    Principal repayments on Bonds                                   (13 783 076)
    Dividends on Class A Preferred certificates                        (672 570)
    Redemptions of Class A Preferred certificates                    (1 224 622)
--------------------------------------------------------------------------------
       Net cash used for financing activities                       (15 680 268)
--------------------------------------------------------------------------------

Net decrease in cash                                                    (26 317)

Cash, beginning of period                                               113 919
--------------------------------------------------------------------------------

Cash, end of period                                                $     87 602
================================================================================

Reconciliation of net increase in net assets resulting from
 operations to net cash used for operating activities:
    Net increase in net assets resulting from operations           $  1 329 819
    Provision for possible loan losses                                  100 000
    Decrease in interest receivable                                     242 896
    Increase in prepaid expenses                                        (13 750)
    Decrease in accrued expenses and other liabilities                  (41 711)
    Decrease in Bond interest payable                                  (275 662)
    Amortization of original issue discount on Bonds                  3 614 519
    Amortization of purchase discount on Loans                       (5 239 906)
    Amortization of deferred Bond issuance costs                         73 679
--------------------------------------------------------------------------------

          Net cash used for operating activities                   $   (210 116)
================================================================================
     See accompanying accountants' compilation report and notes to financial statements.

                                     College and University
                                    Facility Loan Trust Two

                        Statements of Changes in Net Assets
                                               (Note 2 (f))
================================================================================

                                                                                  Six Months
                                                                                    Ended              Year Ended
                                                                                    May 31,           November 30,
                                                                                     1997                 1996
==================================================================================================================
                                                                                 (Unaudited)

From operations:
    Net investment income                                                        $ 1 429 819        $ 3 082 976
    Provision for possible loan losses                                              (100 000)          (200 000)

Dividends to certificateholders:
    Class A Preferred Certificateholders
     ($.1365 per certificate annually)
       From net investment income                                                   (588 989)                --
       As tax return of capital                                                           --         (1 391 528)
------------------------------------------------------------------------------------------------------------------

       Net increase in net assets applicable to Class B
        certificateholders resulting from operations                                 740 830          1 491 448
------------------------------------------------------------------------------------------------------------------

Capital certificate transactions (Note 5):
    Redemptions of Class A Preferred certificates (1,799,147 and
     1,904,305 certificates in 1997 and 1996, respectively)                       (1 799 147)        (1 904 305)
------------------------------------------------------------------------------------------------------------------

       Net decrease in net assets resulting from
        capital certificate transactions                                          (1 799 147)        (1 904 305)
------------------------------------------------------------------------------------------------------------------

Net decrease in net assets                                                        (1 058 317)          (412 857)

Net assets:
    Beginning of period                                                           21 446 026         21 858 883
------------------------------------------------------------------------------------------------------------------

    End of period                                                                $20 387 709        $21 446 026
==================================================================================================================

     See accompanying accountants' compilation report and notes to financial statements.

                                     College and University
                                    Facility Loan Trust Two

                     Selected Financial Highlights for Each
                            Class B Certificate Outstanding
                           Throughout the Periods Indicated
                                             (Notes 1 and 5)
================================================================================


                                           For the Six
                                          Months Ended                               Years Ended November 30,
                                              May 31,      ------------------------------------------------------------------------
                                               1997               1996           1995           1994           1993         1992
===================================================================================================================================
                                           (Unaudited)
Net asset value, beginning of year        $     7.27        $     6.42     $     5.69     $     4.77     $     3.79   $     2.90
-----------------------------------------------------------------------------------------------------------------------------------

Net investment income                            .81              1.75           1.86           2.09           2.15         2.12

Provision for possible loan losses              (.06)             (.11)          (.24)          (.11)            --           --

Dividends to Class A Preferred
 Certificateholders:
    From net investment income                  (.33)               --           (.43)          (.26)         (1.17)       (1.23)
    As tax return of capital                      --              (.79)          (.46)          (.80)            --           --

-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period            $     7.69        $     7.27     $     6.42     $     5.69     $     4.77   $     3.79
===================================================================================================================================

Total investment return (a)                      N/A               N/A            N/A            N/A            N/A          N/A

Net assets applicable to
 Class A Preferred
 Certificates, end of period              $6 830 733        $8 629 880     $10 534 185    $11 857 751    $13 941 968  $15 435 727

Net assets applicable to Class
 B Certificates, end of period           $13 556 976       $12 816 146     $11 324 698    $10 039 426     $8 406 774   $6 677 348
===================================================================================================================================

Ratios and Supplemental Data:

    Ratio of expenses to average
     net assets applicable to
     Class B Certificates                     129.46%(b)(c)     150.97%(b)     186.94%(b)     237.22%(b)     311.15%(b)   419.67%(b)


    Ratio of net investment income
     to average net assets applicable
     to Class B Certificates                   21.69%(c)         25.54%         30.76%         40.16%         50.29%       63.33%

    Number of Class B Certificates
     outstanding, end of period             1 763 800         1 763 800      1 763 800      1 763 800      1 763 800    1 763 800

(a)  The Trust's investments are recorded at amortized cost as discussed in Note
     2. Accordingly, the financial statements do not reflect the market value of such investments. For this reason, management believes that no meaningful information can be provided regarding "Total Investment Return" and has not included information under that heading.

(b) Excluding interest expense, the ratio of expenses to average net assets applicable to Class B Certificates was 4.85(c)%, 5.43%, 6.54%, 7.28%, 11.11%, and 15.74% in 1997, 1996, 1995, 1994, 1993 and 1992, respectively.

(c)  Annualized.

     See accompanying accountants' compilation report and notes to financial statements.

                                     College and University
                                    Facility Loan Trust Two

                              Notes to Financial Statements

================================================================================


1. Organization         College  and  University  Facility  Loan  Trust Two (the
   and Business         Trust) was formed on March 11, 1988 as a business  trust
                        under the laws of the Commonwealth of Massachusetts by a
                        declaration  of  trust by State  Street  Bank and  Trust
                        Company,   formerly   the  Bank  of  Boston  (the  Owner
                        Trustee),  not in its individual  capacity but solely as
                        Owner  Trustee.   The  Trust  is  registered  under  the
                        Investment Company Act of 1940 (as amended) as a diversified, closed-end, management investment company.

                        The Trust was formed for the sole purpose of raising funds through the issuance and sale of bonds (the Bonds). The Trust commenced operations on May 12, 1988 (the Closing Date) and issued Bonds in four tranches in the aggregate principal amount (at maturity) of $450,922,000. The Bonds constitute full recourse obligations of the Trust. The collateral securing the Bonds consists primarily of a pool of college and university facility loans (the Loans) to various postsecondary educational institutions and funds held under the indenture (the Indenture) and the investment agreements. The Loans were originated by or previously assigned to the United States Department of Education
                        (ED) under the College Housing Loan Program or the Academic Facilities Loan Program. The Loans, which have been assigned to The First National Bank of Chicago (The Bond Trustee), are secured by various types of collateral, including mortgages on real estate, general recourse obligations of the borrowers, pledges of securities and pledges of revenues. As of the Closing Date, the Loans had a weighted average stated interest rate of approximately 3.18% and a weighted average remaining term to maturity of approximately 18.77 years. Payments on the Loans are managed by the Bond Trustee in various fund accounts and are invested under investment contracts (Note 2) as specified in the Indenture.

                               See accompanying accountants' compilation report.

                                     College and University
                                    Facility Loan Trust Two

                              Notes to Financial Statements

================================================================================


1. Organization and     All  payments  on  the  Loans  and  earnings  under  the
   Business             investment  agreements  and any required  transfers from
   (Concluded)          the Expense and  Liquidity  Funds are  deposited  to the
                        credit of the Revenue Fund held by the Bond Trustee as defined within, and in accordance with, the Indenture.
                        On each bond payment date, amounts on deposit to the credit of the Revenue Fund are applied in the following order of priority: to pay amounts due on the Bonds, to pay administrative expenses not previously paid from the Expense Fund, to fund the Expense Fund to the Expense
                        Fund Requirement and to fund the Liquidity Fund to the Liquidity Fund Requirement. Any funds remaining in the Revenue Fund on such payment date will be used to further pay down the Bonds to the extent of the maximum principal distribution amount, after which any residual amounts are paid to the certificateholders in the order of priority discussed in Note 5.

                        On the Closing Date, certificates were issued by the Trust to ED as partial payments for the Loans. In December 1989, ED sold, through a private placement, all of its ownership interest in the Trust.


2. Summary of           (a) College and University Facility Loans
   Significant
   Accounting           The Loans  were  purchased  and  recorded  at a discount
   Policies             below par.  Pursuant to a  "no-action  letter"  that the
                        Trust   received  from  the   Securities   and  Exchange
                        Commission,  the Loans,  included in  Investments in the
                        accompanying  balance  sheet,  are being  accounted  for
                        under the  amortized  cost method of  accounting.  Under
                        this  method,  the  difference  between the cost of each
                        Loan  to the  Trust  and  the  scheduled  principal  and
                        interest payments is amortized,  assuming no prepayments
                        of  principal,  and  included in the  Trust's  income by
                        applying  the  Loan's  effective  interest  rate  to the
                        amortized  cost of that Loan.  The remaining  balance of
                        the  purchase  discount  on the Loans as of May 31, 1997
                        was   approximately   $85,331,000.   As  a   result   of
                        prepayments  of Loans in the six  months  ended  May 31,
                        1997,   additional   interest  income  of  approximately
                        $82,300 was recognized.

                               See accompanying accountants' compilation report.

                                     College and University
                                    Facility Loan Trust Two

                              Notes to Financial Statements

================================================================================


2. Summary of           (a) College and University Facility Loans (Continued)
   Significant
   Accounting
   Policies             The  Trust's  policy is to  discontinue  the  accrual of
  (Continued)           interest  on Loans for which  payment  of  principal  or
                        interest  is 180 days or more past due or for such other
                        Loans  as   considered   necessary  by   management   if
                        collection of interest and principal is doubtful. When a Loan is placed on nonaccrual status, all previously accrued but uncollected interest is reversed against the current period's interest income. Subsequently, interest income is recorded when received. Payments are applied to interest first with the balance, if any, applied to principal. At May 31, 1997, one loan has been placed on nonaccrual status, as discussed in Note 6.

                        (b) Other Investments

                        Other investments, which are included in Investments on the accompanying balance sheet, consist of two investment agreements issued by Morgan Guaranty Trust Company, bearing fixed rates of interest of 7.05% and 7.75%. These investments may take the form of repurchase agreements (the underlying collateral of which shall be as to form and substance acceptable to each nationally recognized statistical rating agency that rates the Bonds), time deposits or other lawful investments at the bank's option. These investments are carried at cost.

                        (c) Federal Income Taxes

                        It is the Trust's policy to comply with the requirements applicable to a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its investment company taxable income to its certificateholders each year. Accordingly, no federal or state income tax provision is required.

                        For tax purposes, the Loans were transferred to the Trust at their face values. Accordingly, the accretion of the purchase discount creates a permanent book-tax difference.

                               See accompanying accountants' compilation report.

                                     College and University
                                    Facility Loan Trust Two

                              Notes to Financial Statements

================================================================================


2. Summary of           (d) Deferred Bond Issuance Costs
   Significant
   Accounting           Deferred Bond issuance costs are being  amortized  using
   Policies             the  effective  interest  rate method over the estimated
   (Continued)          lives of the  Bonds,  which are  based on the  scheduled
                        payments of the Loans. When Loan prepayments occur, an additional portion of the deferred issuance costs is expensed in the period the prepayment occurred, so that the future effective interest rate remains unchanged.

                        (e) Accounting for Impairment of a Loan and Allowance for Possible Loan Losses

                        The Trust accounts for credit losses in accordance with Statement of Financial Accounting Standards (SFAS) No. 114, Accounting by Creditors for Impairment of a Loan, as amended by SFAS No. 118 (hereafter collectively referred to as SFAS 114). SFAS 114 requires that impaired loans, as defined, be measured based on the present value of the expected future cash flows discounted at the loan's effective interest rate or the fair value of the collateral if the loan is collateral dependent.

                        Management is responsible for establishing an allowance for possible loan losses based on its best estimate of losses that might occur. Ultimate losses may vary from the current estimate. This estimate is reviewed periodically, and as a provision to the allowance for possible loan losses becomes necessary, it is reported in the period in which it becomes known. Allowances are established for those loans that, in the opinion of management, are deemed to be impaired and potentially uncollectible.

                        The allowance for possible loan losses is based on management's evaluation of the level of the allowance required in relation to the estimated loss exposure in the loan portfolio. Factors considered in evaluating the adequacy of the allowance include previous loss experience, current economic conditions and their effect on borrowers, the performance of individual Loans in relation to contract terms, adverse situations that may affect the borrower's ability to pay and the estimated fair values of collateral.

                               See accompanying accountants' compilation report.

                                     College and University
                                    Facility Loan Trust Two

                              Notes to Financial Statements

================================================================================


2. Summary of           (e)  Accounting  for  Impairment of a Loan and Allowance
   Significant               for Possible Loan Losses (Continued)
   Accounting
   Policies             The factors discussed above are inherently  difficult to
  (Continued)           predict.   Accordingly,   the  final  outcome  of  these
                        estimates and the ultimate realization of amounts on certain Loans may vary significantly from the amounts reflected in the accompanying financial statements.

                        (f) Presentation of Capital Distributions

                        Capital distributors are accounted for in accordance with the American Institute of Certified Public Accountants Statement of Position 93-2, "Determination, Disclosure and Financial Statement Presentation of Income, Capital Gain and Return of Capital Distributions by Investment Companies" (SOP 93-2). SOP 93-2 requires the Trust to report distributions that are in excess of tax basis earnings and profits as a tax return of capital and to present the capital accounts on a basis that approximates the amounts that are available for future distributions on a tax basis.

                        As all tax earning and profits have been distributed, accumulated undistributed net investment income has been reclassified as paid-in capital as of November 30, 1996. These reclassifications result from permanent book and tax differences such as the receipt of tax-exempt interest income on certain Loans, the related interest expense on the Bonds, and the accretion of purchase discount on the Loans. Amounts deducted for the loan loss reserve and dividends payable are not currently deductible for tax purposes and have been reclassified as an accumulated deficit. These reclassifications had no impact on the net investment income or net assets of the Trust.

                        The Trust expects to have a tax return of capital for the fiscal year ending November 30, 1997; however, the amount cannot be reasonably estimated at May 31, 1997. Therefore, the current period net increase in net assets of $740,830 has been offset against the accumulated deficit and classified as accumulated undistributed net investment income.

                               See accompanying accountants' compilation report.

                                     College and University
                                    Facility Loan Trust Two

                              Notes to Financial Statements

================================================================================


2. Summary of           (g) Use of Estimates
   Significant
   Accounting           The  preparation  of financial  statements in conformity
   Policies             with generally accepted  accounting  principles requires
   (Concluded)          management to make estimates and assumptions that affect
                        the reported  amounts of assets and  liabilities  at the
                        date  of  the  financial  statements  and  the  reported
                        amounts of revenues  and expenses  during the  reporting
                        period.   Actual   results   could   differ  from  those
                        estimates.


3. Bonds

                        The Bonds outstanding at May 31, 1997 consist of the following:

                                                     Outstanding      Unamortized
                   Interest                           Principal         Discount         Carrying Value
      Type          Rate       Stated Maturity         (000s)            (000s)             (000s)
=======================================================================================================
   Sequential       4.0%        June 1, 1999         $   4 760        $     --             $  4 760
   Sequential       4.0%        June 1, 2002            75 961           6 161               69 800
   Sequential       4.0%        June 1, 2018           149 370          48 954              100 416
-------------------------------------------------------------------------------------------------------
                                                      $230 091         $55 115             $174 976
=======================================================================================================

                        Interest on the Bonds is payable semiannually. On June 2, 1997, the Trust made a principal payment of $4,760,364 on the sequential 4%, June 1, 1999 bonds and $5,478,992 on the sequential 4%, June 1, 2002 bonds.

                        Principal payments on the Bonds will be made prior to the respective stated maturities on each bond payment date in an amount equal to the lesser of either (1) amounts available in the Revenue Fund after certain required payments of interest and principal (at the stated maturity of the Bonds), and administrative expenses after required transfers to the Expense Fund and the Liquidity Fund (such that the amounts on deposit are equal to the Expense Fund Requirement and the Liquidity Fund Requirement, respectively), or (2) the Maximum Principal Distribution Amount, as defined within the Indenture. These principal payments will be applied to each class of Bonds in the order of their stated maturities, so that no payment of principal will be made on the Bonds of any class until all Bonds having an earlier stated maturity have been paid in full.

                               See accompanying accountants' compilation report.

                                     College and University
                                    Facility Loan Trust Two

                              Notes to Financial Statements

================================================================================


3. Bonds                The estimated  aggregate principal payments on the Bonds
   (Concluded)          at May 31, 1997, after taking into consideration  actual
                        Loan  prepayments,   Defaulted  Loans  and  the  Maximum
                        Principal   Distribution   Amount,  as  defined  in  the
                        Indenture, are as follows:

                        Fiscal Year                                    Amount
                                                                       (000s)
                        ========================================================
                        1997                                         $ 10 239
                        1998                                           22 586
                        1999                                           21 227
                        2000                                           20 012
                        2001                                           18 795
                        Thereafter                                    137 232
                        --------------------------------------------------------

                        Total                                        $230 091
                        ========================================================

                        Actual Bond principal payments may differ from estimated payments because borrowers may prepay or default on their obligations. The Bonds are not subject to optional redemption by either the Trust or the bondholders.

                        In the event of negative cash flows, a Liquidity Fund has been established and maintained such that, on or before such payment date, the Liquidity Fund may be used by the Bond Trustee to make any required payments on the Bonds and to pay operating expenses of the Trust.

                        The original issue discount is being amortized using the effective interest rate method over the estimated lives of the Bonds, which are based on the scheduled payments of the Loans. Accordingly, loan prepayments have the effect of accelerating bond payments. When Bond payments occur sooner than estimated payments, a portion of the original issue discount is expensed in the six months of prepayment, so that the future effective interest rate remains unchanged.

                               See accompanying accountants' compilation report.

                                     College and University
                                    Facility Loan Trust Two

                              Notes to Financial Statements

================================================================================


4. Administrative       (a) Servicer
   Agreements
                        As  compensation  for the  services  provided  under the
                        servicing    agreement,    General    Electric   Capital
                        Corporation (GECC) receives a collection fee. The fee is paid semiannually with respect to each Loan on each date payments are received on each Loan. The fee is equal to .075 of 1% of the outstanding principal balance of each Loan divided by the number of payments of principal and interest for each Loan in a calendar year. For the six months ended May 31, 1997, this fee totaled $112,177.
                        GECC was also reimbursed for other related expenses of $4,222.

                        (b) Trustees

                        As compensation for services provided, the Owner and Bond Trustees are entitled under the Declaration of Trust and the Indenture to receive the following fees:

                        o The Owner Trustee, in its capacities as manager of the Trust and as Owner Trustee, received fees of $7,500 and $6,250, respectively, for the six months ended May 31, 1997. In addition, the Owner Trustee, in its capacity as manager, was reimbursed $125 for out-of-pocket expenses.

                        o The Bond Trustee is entitled to an annual fee equal to .015 of 1% of the aggregate outstanding principal of the Bonds on the bond payment date immediately preceding the date of payment of such fee. The fee is payable semiannually in arrears on each bond payment date. The Bond Trustee is also reimbursed for out-of-pocket expenses in an amount not to exceed 4% of the applicable annual fee. For the six months ended May 31, 1997, Bond Trustee fees were $17,084. In addition, the Bond Trustee was reimbursed $690 for out-of-pocket expenses.

                               See accompanying accountants' compilation report.

                                     College and University
                                    Facility Loan Trust Two

                              Notes to Financial Statements

================================================================================


5. Certificates         The  certificates  comprise two classes,  namely  13.65%
                        Class A  Preferred  and Class B. The  Class A  Preferred
                        certificates   have   preference   over   the   Class  B
                        certificates  with respect to the payment of  dividends,
                        rights of redemption and liquidation payments. Dividends
                        on the Class A  Preferred  certificates  are  payable in
                        cash on each  Distribution  Date (defined  below) at the
                        rate of 13.65% per annum from  amounts  received  by the
                        Owner Trustee  pursuant to the  Declaration of Trust. To
                        the extent that such amounts are not  sufficient  to pay
                        accrued dividends on any Class A Preferred  certificates
                        on any Distribution Date, such dividends will be paid in
                        additional   certificates   of  the  Class  A  Preferred
                        certificates.  The Class A  Preferred  certificates  are
                        required  to be  redeemed  by the Trust,  in whole or in
                        part,  on any  Distribution  Date to the  extent  of the
                        amount on deposit to the credit of the Revenue  Fund, as
                        discussed  in Note 1, and after all  accrued  but unpaid
                        dividends   thereon   have   been   paid  in  full.   No
                        distributions  on the Class B  certificates  may be made
                        until all Class A Preferred certificates have been fully
                        redeemed.  Following the redemption in full of the Class
                        A Preferred certificates, on each Distribution Date, the
                        holders of the Class B certificates will receive amounts
                        paid to the Owner Trustee pursuant to the Declaration of
                        Trust,  pro-rata,  in the same  proportion  that the par
                        value  of the  certificates  evidenced  by each  Class B
                        certificate  bears  to the sum of the par  value  of the
                        certificates   evidenced   by  all  of   the   Class   B
                        certificates.

                        Dividends and other payments are distributed to the certificateholders, while the Bonds are outstanding, on the second business day in each June and December (the Distribution Date) and, after the Bonds are paid in full, on the first business day of each calendar month.

                        On June 3, 1997, the Trust paid $2,388,136 to the holders of the Class A Preferred certificates, of which $588,989 was for payment of dividends and $1,799,147 was a redemption of Class A Preferred certificates. These payments are reflected as liabilities in the accompanying balance sheet.

                        The certificateholders shall each be entitled to one vote per certificate.

                               See accompanying accountants' compilation report.

                                     College and University
                                    Facility Loan Trust Two

                              Notes to Financial Statements

================================================================================


6. Possible Loan        An analysis of the  allowance  for possible  loan losses
   Losses               for the six months ended May 31, 1997 is  summarized  as
                        follows:

                        Balance, beginning of period                   $832,376
                        Provision                                       100 000
                        Charge-off                                           --
                        --------------------------------------------------------

                        Balance, end of period                         $932 376
                        ========================================================


                        At May 31, 1997, the recorded investment in loans that are considered to be impaired under SFAS 114 was approximately $222,000 with a related allowance for possible loan losses of $110,000.

                        The average recorded investment in impaired loans during the six months ended May 31, 1997 was approximately $231,000. For the six months ended May 31, 1997, interest income recognized on impaired loans was approximately $13,000.

                        The amortized cost of the Loan placed on nonaccrual status is approximately $2,600 at May 31, 1997. See "Accounting for Impairment of a Loan and Allowance for Possible Loan Losses" for a discussion of the Trust's impaired loan accounting policy.

                               See accompanying accountants' compilation report.

                                     College and University
                                    Facility Loan Trust Two

                              Notes to Financial Statements

================================================================================


7. Loans Scheduled principal and interest payments on the Loans as of May 31, 1997, excluding payments for Loans in Default, as defined in the Indenture, are as follows:

                                          Principal     Interest
                                           Payments      Payments       Total
                        Fiscal Year         (000s)        (000s)        (000s)
                        =======================================================

                        1997              $  14 739      $  4 175    $  18 914
                        1998                 24 867         7 752       32 619
                        1999                 23 508         6 963       30 471
                        2000                 22 027         6 210       28 237
                        2001                 20 607         5 498       26 105
                        Thereafter          157 761        33 437      191 198
                        -------------------------------------------------------

                        Total              $263 509       $64 035     $327 544
                        =======================================================

                        Expected payments may differ from contractual payments because borrowers may prepay or default on their obligations. Accordingly, actual principal and interest on the loans may vary significantly from the scheduled payments.

                        The following analyses summarize the stratification of the loan portfolio by type of collateral and institution as of May 31, 1997:

                                                              Amortized
                                                   Number       Cost
                        Type of Collateral        of Loans      (000s)       %
                        ========================================================

                        Loans secured by a
                         first mortgage             314       $ 95 013     53.3%

                        Loans not secured by
                         a first mortgage           200         83 193     46.7
                        --------------------------------------------------------

                        Total Loans                 514       $178 206    100.0%
                        ========================================================

                               See accompanying accountants' compilation report.

                                     College and University
                                    Facility Loan Trust Two

                              Notes to Financial Statements

================================================================================


7. Loans                                                      Amortized
  (Continued)                                      Number        Cost
                        Type of Institution       of Loans       (000s)     %
                        ========================================================

                        Private                     323        $ 94 380    53.0%

                        Public                      191          83 826    47.0
                        --------------------------------------------------------

                        Total Loans                 514        $178 206   100.0%
                        ========================================================

                        The ability of a borrower to meet future debt service payments on a Loan will depend on a number of factors relevant to the financial condition of such borrower, including, among others, the size and diversity of the borrower's sources of revenues; enrollment trends; reputation; management expertise; the availability and restrictions on the use of endowments and other funds; the quality and maintenance costs of the borrower's facilities; and, in the case of some Loans to public institutions, which are obligations of a state, the financial  condition  of the  relevant  state  or  other
                        governmental entity and its policies with respect to education. The ability of a borrower to maintain enrollment levels will depend on such factors as tuition costs, geographical location, geographic diversity, quality of the student body, quality of the faculty and the diversity of program offerings.

                        The collateral for Loans that are secured by a mortgage on real estate generally consists of special purpose facilities, such as dormitories, dining halls and gymnasiums, which are integral components of the overall educational setting. As a result, in the event of borrower default on a Loan, where a restructuring of debt service payments is not achieved, the Trust's ability to realize the outstanding balance of the Loan through the sale of the underlying collateral may be negatively impacted by the special purpose nature and location of such collateral.

                               See accompanying accountants' compilation report.

                                     College and University
                                    Facility Loan Trust Two

                              Notes to Financial Statements

================================================================================


7. Loans                A  number  of  borrowers  are   currently   experiencing
   (Concluded)          financial  difficulties  due  to  declining  enrollment,
                        increasing  costs and a decline in  endowments,  grants,
                        private gifts,  and State and Federal  funding.  Many of
                        these troubled borrowers are developing and implementing
                        strategic plans to improve their financial position; the
                        plans generally  include taking actions to control costs
                        and  increase   revenues   through  tuition   increases,
                        fundraising campaigns, higher enrollment and a reduction of faculty.

                        Due to the special purpose nature of the borrowers' properties, the ability of troubled borrowers to repay their loans may ultimately be dependent upon the future success of the institutions' programs.


8. Fair Value           SFAS No. 107, "Disclosures About Fair Value of Financial
   of Financial         Instruments,"  allows  for  the use of a wide  range  of
   Instruments          valuation techniques;  therefore, it may be difficult to
                        compare   the   Trust's   fair  value   information   to
                        independent  markets or to other fair value information.
                        Accordingly, the fair value information presented below does not purport to represent, and should not be construed to represent, the underlying "market" value of the Trust's net assets or the amounts that would result from the sale or settlement of the related financial instruments. Further, as the assumptions inherent in fair value estimates change, the fair value estimates will change.

                               See accompanying accountants' compilation report.

                                     College and University
                                    Facility Loan Trust Two

                              Notes to Financial Statements

================================================================================


8. Fair Value           Current  market prices are not available for most of the
   of Financial         Trust's  financial  instruments  since an active  market
   Instruments          generally  does  not  exist  for  such  instruments.  In
   (Concluded)          accordance with the terms of the Indenture, the Trust is
                        required to hold all of the Loans to maturity and to use
                        the  cash   flows   therefrom   to  retire   the  Bonds.
                        Accordingly,  the Trust has estimated the fair values of
                        its financial  instruments  using a discounted cash flow
                        methodology. This methodology is similar to the approach
                        used at the  formation  of the  Trust to  determine  the
                        carrying amounts of these items for financial  reporting
                        purposes. In applying the methodology,  the calculations
                        have been adjusted for the change in the relevant market
                        rates  of  interest,   the  estimated  duration  of  the
                        instruments and an internally developed credit risk rating of the instruments. All calculations are based on the scheduled principal and interest payments on the loans because the prepayment rate on these loans is not subject to estimate.

                        The estimated fair value of each category of the Trust's financial instruments and its related book value presented in the accompanying balance sheet as of May 31, 1997 is as follows:

                                                       Book Value     Fair Value
                                                         (000s)          (000s)
                        =======================================================

                        Loans                           $177 274*      $206 515
                        Investment Agreements:
                          Revenue Fund                    16 964         16 159
                          Liquidity Fund                   5 462          4 877
                        -------------------------------------------------------

                                                        $199 700       $227 551
                        =======================================================

                        Bonds                           $174 976       $197 375
                        =======================================================

                        * Net of Allowance for Possible Loan Losses of $932,376.



                               See accompanying accountants' compilation report.

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO

                            SCHEDULE OF INVESTMENTS

                                  May 31, 1997

                          (Dollar Amounts in Thousands)

Outstanding                                                              Stated                             Internal      Amortized
 Principal                                                              Interest       Maturity             Rate of      Cost (Notes
  Balance             Description                                        Rate %          Date               Return %       1 and 2)
  -------             -----------                                        ------          ----               --------       --------
           COLLEGE AND UNIVERSITY LOANS (88.8%)
           ------------------------------------
           -------------- A --------------
    $620   Alabama Agricultural and Mechanical University             3.000-3.750     07/01/2005              10.25          $465
   2,025   Alabama Agricultural and Mechanical University                 3.000       05/01/2018              10.27         1,114
     171   Albion College                                                 3.000       10/01/2009              10.56           113
     598   Albright College                                               3.000       11/01/2015              10.23           353
      45   Alcorn State University                                        2.875       11/01/1999              10.11            40
      44   Alcorn State University                                        3.500       11/01/2002              10.15            37
      50   Allegheny College                                              3.000       07/01/2015              10.38            20
      24   Allentown College of St. Francis De Sales                      3.000       11/01/1998              10.98            22
     325   Alma College                                                   3.750       04/01/2002              11.52           265
      99   American International College                                 3.375       10/01/2002              10.84            82
     134   Anderson University                                            3.500       03/01/2003              11.42           104
     290   Anderson University                                            3.000       03/01/2006              11.19           202
      82   Appalachian State University                                   3.500       07/01/2001              10.28            69
      32   Appalachian State University                                   3.000       06/01/1997              10.11            30
     520   Arizona State University                                       3.125       09/01/2001              10.17           439
     370   Arizona State University                                       3.375       10/01/2002              10.16           306
   1,365   Arizona State University                                       3.000       04/01/2006              10.60           978
     216   Arkansas State University                                      3.500       04/01/2001              10.97           184
     210   Arkansas State University                                      3.375       10/01/2000              10.25           188
     753   Arkansas State University                                      3.750       04/01/2005              10.75           569
      41   Arkansas Technical University                                  2.875       10/01/1999              10.21            37
   2,330   Auburn University                                              3.000       12/01/2018               9.16         1,341
     229   Azusa Pacific University                                       3.750       04/01/2015              10.88           135
           -------------- B --------------
     333   Ball State University                                          3.000       07/01/1999               9.98           298
   1,140   Baptist College at Charleston                                  3.000       03/01/2019              10.73           586
     765   Baptist College at Charleston                                  3.000       03/01/2011              10.98           470
      30   Bard College                                                   2.750       10/01/1998              11.40            28
     109   Barnard College                                                3.000       10/01/1997              11.06           104
     247   Becker Junior College                                          3.000       04/01/2005              11.21           179
     132   Bellarmine College                                             3.625       05/01/2004              11.34           102
      32   Belmont Abbey College                                          3.000       11/01/1998              10.96            30
      19   Benedict College                                               2.875       02/01/1999              11.83            17
     163   Benedict College                                               3.750       11/01/2004              10.75           127
   1,094   Benedict College                                               3.000       11/01/2006              10.61           792
   1,970   Benedict College                                               3.000       11/01/2020              10.36         1,029
   2,066   Bentley College                                                3.000       11/01/2007              10.57         1,442
       9   Bethany College                                                2.875       05/01/1998              11.89             8
     346   Bethany College                                                3.375       11/01/2012              10.54           221
     305   Bethany College                                                3.000       11/01/2017              10.40           166
     595   Bethany College                                                3.000       11/01/2012              10.40           366
      23   Bethune-Cookman College                                        3.000       11/01/2002              10.74            19

   The Accompanying notes are an integral part of these financial statements.

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO

                            SCHEDULE OF INVESTMENTS

                                  May 31, 1997

                          (Dollar Amounts in Thousands)

                                  (Continued)

Outstanding                                                              Stated                             Internal      Amortized
 Principal                                                              Interest       Maturity             Rate of      Cost (Notes
  Balance             Description                                        Rate %          Date               Return %       1 and 2)
  -------             -----------                                        ------          ----               --------       --------
    $234   Boston Architectural Center                                    3.750       11/01/2004              10.77          $185
     215   Bradford College                                               3.375       10/01/2001              10.85           180
     329   Brandeis University                                            3.000       11/01/2011              10.64           206
     175   Brevard College                                                3.000       11/01/2004              10.71           138
      88   Brevard College                                                3.000       05/01/2006              11.12            62
     150   Bryan College                                                  3.500       04/01/2003              11.39           117
      44   Bucks County Community College                                 3.000       06/01/1997              10.11            34
      34   Buena Vista College                                            3.500       02/01/2000              11.85            30
     136   Buena Vista College                                            3.000       02/01/2006              11.23            95
           -------------- C --------------
   1,225   California Polytechnic State University                        3.000       11/01/2006              10.05           876
     420   California State University                                    3.000       11/01/2006               8.75           325
   1,400   California State University                                    3.000       11/01/2013               8.93           925
   2,848   California State University                                    3.000       11/01/2019               8.99         1,675
     192   Calvin College                                                 3.000       11/01/2000              10.83           166
   2,670   Cameron University                                             3.000       04/01/2007              10.16         1,886
     275   Canisius College                                               3.375       05/01/2002              11.48           225
   1,730   Canisius College                                               3.000       11/01/2017              10.40           954
     172   Canisius College                                               3.000       11/01/1999              10.89           154
      59   Carnegie-Mellon University                                     3.000       05/01/1999              11.37            52
     305   Carnegie-Mellon University                                     3.500       11/01/2001              10.52           259
     310   Carnegie-Mellon University                                     3.000       05/01/2009              10.73           202
   1,100   Carnegie-Mellon University                                     3.000       11/01/2017              10.51           604
     217   Carroll College                                                3.125       06/01/2000              10.75           186
     392   Carroll College                                                3.750       06/01/2014              10.46           241
     181   Carroll College                                                3.000       06/01/2018              10.15            99
     470   Carroll College                                                3.750       03/01/2015              10.93           277
     295   Case Western Reserve University                                3.500       04/01/2003              11.39           229
     299   Catawba College                                                3.000       12/01/2009              10.27           197
     150   Central Missouri State University                              3.125       07/01/2000              10.24           130
     330   Central Missouri State University                              3.375       07/01/2001              10.27           280
     754   Central Missouri State University                              3.625       07/01/2004              10.29           590
   1,180   Central Missouri State University                              3.000       07/01/2007              10.18           830
      37   Central Texas College                                          3.000       11/01/1997              10.15            36
      23   Central Texas College                                          3.000       11/01/1998              10.14            21
     175   Champlain College                                              3.000       12/01/2013              10.19           103
     630   Chapman College                                                3.000       10/01/2013              10.65           371
     435   Chapman College                                                3.000       11/01/2005              10.63           321
     279   Chapman College                                                3.000       11/01/2007              10.57           195
   1,790   Chateau Community Housing Association                          3.000       10/01/2012              10.51         1,097
      90   Cisco Junior College                                           3.000       11/01/2005              10.04            69
     110   Cisco Junior College                                           3.000       07/01/2005              10.15            74
      38   Claflin College                                                3.125       04/01/2001              11.59            32
      11   Claflin College                                                3.000       11/01/1997              11.05            11

   The Accompanying notes are an integral part of these financial statements.
                                                                              23

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO

                            SCHEDULE OF INVESTMENTS

                                  May 31, 1997

                          (Dollar Amounts in Thousands)

                                  (Continued)

Outstanding                                                              Stated                             Internal      Amortized
 Principal                                                              Interest       Maturity             Rate of      Cost (Notes
  Balance             Description                                        Rate %          Date               Return %       1 and 2)
  -------             -----------                                        ------          ----               --------       --------
    $500   Clemson University                                             3.000       07/01/2005               9.51          $385
     168   Coker College                                                  3.000       12/01/2009              10.04           110
      45   College of Notre Dame of Maryland                              2.875       11/01/1997              10.61            43
     126   College of Notre Dame of Maryland                              3.375       11/01/2002              10.48           103
     316   College of Our Lady of the Elms                                3.375       10/01/2001              10.86           266
      19   College of Saint Rose                                          2.875       04/01/1998              11.95            17
     977   College of Saint Rose                                          3.000       05/01/2022              10.43           493
     637   College of Saint Thomas                                        3.000       11/01/2009              10.53           422
      82   College of Santa Fe                                            3.500       10/01/2001              10.86            69
     274   College of Santa Fe                                            3.000       10/01/2005              10.66           202
     663   College of Santa Fe                                            3.000       10/01/2018              10.43           362
     175   College of the Holy Cross                                      3.500       10/01/1999              11.03           162
   1,170   College of the Holy Cross                                      3.625       10/01/2013              10.60           740
     980   College of the Holy Cross                                      3.000       10/01/2006              10.63           701
      52   College of the Virgin Islands                                  3.000       11/01/2002              10.15            43
     117   College of the Virgin Islands                                  3.000       10/01/2003              10.16            93
      12   Columbia College                                               2.750       07/01/1997              11.16            11
     316   Columbia College                                               3.625       07/01/2004              10.90           241
     100   Columbia College                                               3.000       07/01/2006              10.80            72
     163   Concordia College                                              3.000       04/01/2009              11.05           108
     780   Concordia College                                              3.000       05/01/2019              10.65           404
     158   Connecticut College                                            3.000       11/01/1999              10.89           141
      80   Cornell College                                                3.000       10/01/2005              10.66            59
     363   Cumberland University                                          3.000       08/01/2017              10.52           200
           -------------- D --------------
     118   Daemen College                                                 3.125       04/01/2000              11.68           101
     680   Daemen College                                                 3.000       04/01/2016              10.77           373
     209   Dakota Wesleyan University                                     3.000       10/01/2015              10.46           120
     320   Dana College                                                   3.000       04/01/2005              11.22           230
      77   Dana College                                                   3.500       04/01/2003              11.39            60
     165   Dean Academy & Jr. College                                     3.500       10/01/1999              10.97           148
     149   Dickinson College                                              3.000       05/01/2018              10.30            83
     296   Dillard University                                             3.000       04/01/2008              11.09           200
     146   Doane College                                                  3.000       11/01/2000              10.83           126
     755   Dormitory Authority State of NY (New York University)          3.000       07/01/2000               8.95           667
     712   Dowling College                                                3.000       10/01/2010              10.75           453
     142   Drexel University                                              2.875       05/01/2001              11.57           120
   1,220   Drexel University                                              3.500       05/01/2014              10.53           707
      25   Drury College                                                  3.125       10/01/1999              11.32            22
     314   Drury College                                                  3.000       04/01/2015              10.63           181
     574   Drury College                                                  3.000       10/01/2010              10.75           366
   1,168   D'Youville College                                             3.000       04/01/2018              10.90           609

   The Accompanying notes are an integral part of these financial statements.
                                                                              24

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO

                            SCHEDULE OF INVESTMENTS

                                  May 31, 1997

                          (Dollar Amounts in Thousands)

                                  (Continued)

Outstanding                                                              Stated                             Internal      Amortized
 Principal                                                              Interest       Maturity             Rate of      Cost (Notes
  Balance             Description                                        Rate %          Date               Return %       1 and 2)
  -------             -----------                                        ------          ----               --------       --------
          -------------- E --------------
    $188   East Texas State University                                    2.875       09/01/1999               8.94          $171
   1,456   East Texas State University                                    3.500       03/01/2002               9.48         1,150
   1,744   East Texas State University                                    3.000       03/01/2002               9.60         1,329
     162   East Texas State University                                    3.000       11/01/2000               9.26           144
      97   Eastern Oklahoma State College                                 3.125       05/15/1999               9.96            92
     450   Elizabeth City State University                                3.000       10/01/2017              10.02           262
     590   Embry-Riddle Aeronautical University                           3.000       09/01/2007              10.64           408
     183   Emmanuel College                                               3.000       11/01/2013              10.45           109
     334   Emory University                                               2.875       09/01/1998              11.00           307
           -------------- F --------------
      91   Fairleigh Dickinson University                                 3.125       11/01/1999              10.93            82
   1,840   Fairleigh Dickinson University                                 3.000       11/01/2017              10.39         1,020
      13   Findlay College                                                2.750       07/01/1998              11.04            12
       5   Findlay College                                                3.000       07/01/1997              11.21             5
     275   Florida Agricultural and Mechanical University                 3.625       07/01/2004              10.29           214
     293   Florida Atlantic University                                    3.500       07/01/2004              10.27           242
     430   Florida Atlantic University                                    3.000       07/01/2006              10.18           299
     226   Florida Institute of Technology                                3.000       11/01/2009              10.53           149
      93   Florida Southern College                                       3.000       11/01/1999              10.89            83
     136   Florida State University                                       3.000       01/01/1999               9.20           124
     305   Florida State University                                       3.500       06/01/2001               8.44           268
     835   Florida State University                                       3.000       01/01/2009               9.40           587
      73   Fort Hays State University                                     3.500       10/01/2001              10.19            63
     158   Fort Hays State University                                     3.625       10/01/2002              10.18           131
     200   Fort Hays State University                                     3.000       10/01/2007              10.08           142
     705   Fort Lewis College                                             3.000       10/01/2006              10.09           517
           -------------- G --------------
     835   Gannon University                                              3.000       11/01/2011              10.49           526
     219   Gannon University                                              3.000       12/01/2022              10.13           110
      96   Gavilan College                                                3.000       04/01/2006              10.59            68
     100   George Fox College                                             3.500       04/01/2001              11.25            84
     853   George Fox College                                             3.000       07/01/2018              10.64           454
     191   George Washington University                                   3.500       05/01/2000              11.30           165
   1,118   George Washington University                                   3.500       11/01/2002              10.50           936
      75   George Washington University                                   3.000       11/01/1998              10.58            70
      81   Georgetown College                                             3.000       12/01/1999              10.02            70
     587   Georgetown College                                             3.000       12/01/2008              10.04           393
   1,020   Georgetown College                                             3.000       12/01/2009              10.05           666
   3,086   Georgetown University                                          3.000       11/01/2020              10.36         1,612
   7,795   Georgetown University                                          4.000       11/01/2020              10.52         4,460
   1,512   Georgetown University                                          3.000       05/01/2005              10.86         1,122
     833   Georgia Education Authority Board of Regents
             of the University System of Georgia                          3.375       01/01/2003              10.60           661

   The Accompanying notes are an integral part of these financial statements.
                                                                              25

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO

                            SCHEDULE OF INVESTMENTS

                                  May 31, 1997

                          (Dollar Amounts in Thousands)

                                  (Continued)

Outstanding                                                              Stated                             Internal      Amortized
 Principal                                                              Interest       Maturity             Rate of      Cost (Notes
  Balance             Description                                        Rate %          Date               Return %       1 and 2)
  -------             -----------                                        ------          ----               --------       --------
    $124   Grambling State University                                     3.000       10/01/1997              10.17          $119
      19   Grambling State University                                     3.000       11/01/1999              10.12            17
     166   Grambling State University                                     3.000       11/01/2000              10.11           145
           -------------- H --------------
     438   Hampshire College                                              3.000       07/01/2013              10.75           256
   1,564   Hampshire College                                              3.000       02/01/2014              10.70           910
     285   Harcum Junior College                                          3.375       11/01/2002              10.77           233
     850   Harper Grace Hospital                                          3.625       04/01/2005              11.26           626
      98   Henderson State University                                     3.125       04/01/1999              11.06            87
      13   Hendrick Medical Center                                        3.000       10/01/1997              11.08            12
     183   Hesston College                                                3.000       04/01/2006              11.14           128
     378   High Point College                                             3.000       12/01/2010              10.26           238
   2,199   Hinds Junior College                                           3.000       04/01/2013              10.42         1,345
     131   Hiwassee College                                               3.375       01/01/2003              11.58           103
     218   Hiwassee College                                               3.000       09/15/2018              10.58           116
   2,288   Hofstra University                                             3.000       11/01/2012              10.61         1,395
      23   Holy Family College                                            3.000       12/01/1997              10.00            21
     328   Hood College                                                   3.625       11/01/2014              10.54           203
     445   Houston Tillotson College                                      3.500       04/01/2014              10.90           267
      75   Huntingdon College                                             3.500       03/01/2002              11.54            60
     315   Huntingdon College                                             3.000       10/01/2008              10.60           213
           -------------- I --------------
      67   Illinois Benedictine College                                   3.000       10/01/1998              10.98            62
     258   Illinois Institute of Technology                               3.000       03/01/2003              11.10           202
     201   Indiana University                                             2.875       04/01/1998              10.10           187
     112   Indiana University                                             2.875       04/01/1999              10.08           101
     542   Indiana University                                             3.375       04/01/2001              10.06           464
   1,160   Indiana University                                             3.500       04/01/2001              10.06           992
   1,708   Indiana University                                             3.750       12/01/2003               8.84         1,417
     565   Indiana University                                             3.000       07/01/1999               9.31           511
     152   Inter American University of Puerto Rico                       3.000       09/01/2007              10.66           107
   2,726   Inter American University of Puerto Rico                       3.000       01/01/2017              10.94         1,471
           -------------- J --------------
   2,045   James Madison University                                       3.000       06/01/2009              10.49         1,343
      44   John Brown University                                          2.875       04/01/2000              11.64            37
     443   Johnson & Wales College                                        3.000       11/01/2013              10.59           264
     265   Johnson C. Smith University                                    3.000       05/01/2005              11.18           191
      40   Judson College                                                 3.750       07/01/2004              10.92            31
           -------------- K --------------
     286   Kansas State University                                        3.375       10/01/2002               9.12           245
     775   Kansas State University                                        3.625       04/01/2004               9.77           587
     134   Kendall College                                                3.375       10/01/2002              10.82           109
     286   Kendall College                                                3.000       10/01/2008              10.59           193
     576   Kent State University                                          3.500       12/01/2000               8.90           503

   The Accompanying notes are an integral part of these financial statements.
                                                                              26

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO

                            SCHEDULE OF INVESTMENTS

                                  May 31, 1997

                          (Dollar Amounts in Thousands)

                                  (Continued)

Outstanding                                                              Stated                             Internal      Amortized
 Principal                                                              Interest       Maturity             Rate of      Cost (Notes
  Balance             Description                                        Rate %          Date               Return %       1 and 2)
  -------             -----------                                        ------          ----               --------       --------
    $410   Knox College                                                   3.000       04/01/2006              11.15          $286
           -------------- L --------------
     360   LaGrange College                                               3.000       03/01/2009              11.06           230
     279   Lamar University                                               3.500       04/01/2003              10.76           221
     439   Langston University                                            3.375       10/01/2003              10.15           354
   1,215   Langston University                                            3.000       04/01/2007              10.56           845
     499   Lassen Junior College District                                 3.000       04/01/2020              10.27           262
   1,670   Leland Stanford Junior College                                 3.375       05/01/2003              11.33         1,297
     224   Lenoir Rhyne College                                           3.000       12/01/2006              10.04           159
      91   Linfield College                                               3.000       10/01/2017              10.44            50
     196   Long Island University                                         3.000       10/01/1998              11.00           182
     901   Long Island University                                         3.750       05/01/2005              11.22           670
     252   Long Island University                                         3.000       11/01/2009              10.69           166
     882   Long Island University                                         3.000       11/01/2009              10.69           579
     495   Long Island University                                         3.750       04/01/2003              11.41           388
     620   Long Island University                                         3.625       06/01/2014              10.49           378
      21   Long Island University                                         3.750       05/01/1998              11.90            19
     146   Long Island University                                         3.750       10/01/2004              10.79           113
     533   Louisiana State University                                     3.500       07/01/2001               8.65           470
   1,256   Louisiana State University                                     3.625       07/01/2004               9.04         1,022
     503   Louisiana State University                                     3.000       07/01/2005               8.84           398
     435   Louisiana State University                                     3.000       07/01/2006               8.87           338
     144   Louisiana State University                                     3.000       05/01/1999               9.17           132
     414   Louisiana State University                                     3.000       07/01/2001               8.62           359
      90   Loyola University                                              3.000       11/01/1998              10.96            83
      86   Loyola University - Mundelein Branch                           3.750       11/01/1997              11.11            83
     232   Lycoming College                                               3.500       05/01/2001              11.22           195
     266   Lycoming College                                               3.625       05/01/2014              10.64           162
     355   Lycoming College                                               3.750       05/01/2015              10.62           215
     553   Lynchburg College                                              3.750       05/01/2015              10.64           339
     700   Lynchburg College                                              3.000       05/01/2018              10.68           372
           -------------- M --------------
     610   MacAlester College                                             3.375       05/01/2002              11.41           488
     483   MacAlester College                                             3.000       05/01/2020              10.46           254
      30   Madison General Hospital                                       3.000       12/01/1999               9.67            26
     610   Marian College                                                 3.000       10/01/2016              10.45           344
      56   Marian College                                                 3.000       11/01/1999              10.89            50
      57   Marist College                                                 3.500       04/01/2000              11.73            50
      99   Marquette University                                           3.000       07/31/2024              10.59            47
      43   Mary Baldwin College                                           2.875       11/01/1999              10.94            40
     468   Mary Baldwin College                                           3.375       05/01/2012              10.68           294
     685   Marymount University                                           3.000       05/01/2016              10.52           383
      10   McCook Community College                                       3.000       01/01/1998              11.16             9
     970   McLennan Community College                                     3.000       04/01/2006              10.49           700

   The Accompanying notes are an integral part of these financial statements.
                                                                              27

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO

                            SCHEDULE OF INVESTMENTS

                                  May 31, 1997

                          (Dollar Amounts in Thousands)

                                  (Continued)

Outstanding                                                              Stated                             Internal      Amortized
 Principal                                                              Interest       Maturity             Rate of      Cost (Notes
  Balance             Description                                        Rate %          Date               Return %       1 and 2)
  -------             -----------                                        ------          ----               --------       --------
    $108   McNeese State University                                       3.500       10/01/2001              10.18           $92
   1,134   Memorial Hospital for Cancer and Allied Diseases               3.375       04/01/2012              10.68           712
     113   Menlo College                                                  3.125       04/01/2001              11.53            93
     537   Mercer University                                              3.000       05/01/2014              10.58           317
   1,660   Mercy College of Detroit                                       3.625       10/01/2013              10.59         1,034
      28   Mercy Hospital (A)                                             3.000       10/01/1998              10.98             3
      46   Merrimack College                                              3.000       04/15/2019              10.53            31
     131   Merrimack College                                              3.000       04/15/2008              10.79            70
     104   Middlebury College                                             3.375       10/01/2002              11.12            84
     118   Midland Lutheran College                                       3.000       04/01/2005              11.20            85
      40   Midland Lutheran College                                       3.000       10/01/1998              10.98            37
     628   Millsaps College                                               3.000       11/01/2021              10.34           322
      86   Mississippi State University                                   2.875       01/01/2000              10.99            73
   1,685   Mississippi State University                                   3.000       12/01/2020               9.64           910
     129   Mississippi Valley State University                            3.500       07/01/2001              10.28           109
     138   Molloy College                                                 3.375       10/01/2002              10.81           112
      18   Montreat-Anderson College                                      3.000       11/01/1998              10.96            17
     258   Moravian College                                               3.375       11/01/2012              10.52           163
     785   Morehouse College                                              3.000       07/01/2010              10.50           452
   2,511   Morgan State University                                        3.000       11/01/2014              10.56         1,464
     235   Morris Brown College                                           3.750       05/01/2007              11.12           166
   2,123   Morris Brown College                                       2.750-3.750     05/01/2018              10.89         1,248
     723   Morris College                                                 3.000       11/01/2009              10.53           479
     130   Muhlenberg College                                             3.000       11/01/2000              10.50           113
           -------------- N --------------
     171   New England College                                            3.000       04/01/2016              10.77            94
     725   Newark Beth Israel Hospital                                    3.625       01/01/2014              11.06           428
      78   NIACC Dormitories, Inc.                                        3.000       10/01/2012              10.27            48
     107   Nicholls State University                                      3.000       09/01/1999               8.88            98
   3,051   Norfolk State University                                       3.000       12/01/2021               9.77         1,606
     697   North Carolina Agricultural and
             Technical State University                                   3.000       05/01/2014              10.34           411
     740   North Carolina State University                                3.625       09/01/2004               7.97           627
     366   North Carolina State University                                3.125       09/01/2001               7.58           328
     430   North Carolina State University                                3.500       09/01/2001               7.63           387
     200   North Greenville College                                       3.000       11/01/2003              10.72           160
     266   Northeast Louisiana University                                 3.500       04/01/2001              10.28           228
     478   Northeast Missouri State University                        3.375-3.500     05/01/2002              10.75           391
     148   Northeastern Oklahoma State University                         3.000       06/01/1998               9.73           137
   3,323   Northeastern University                                        3.000       05/01/2018              10.53         1,797
     167   Northeastern University                                        3.000       05/01/2004              10.97           128
     100   Northwestern State University                                  3.125       10/01/2000              10.15            87
     460   Nova University                                                3.000       12/01/2007              10.04           317

   The Accompanying notes are an integral part of these financial statements.
                                                                              28

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO

                            SCHEDULE OF INVESTMENTS

                                  May 31, 1997

                          (Dollar Amounts in Thousands)

                                  (Continued)

Outstanding                                                              Stated                             Internal      Amortized
 Principal                                                              Interest       Maturity             Rate of      Cost (Notes
  Balance             Description                                        Rate %          Date               Return %       1 and 2)
  -------             -----------                                        ------          ----               --------       --------
          -------------- O -------------
     $28   Occidental College                                             3.000       10/01/1997              11.09           $27
     303   Occidental College                                             3.000       10/01/2019              10.41           160
     832   Oklahoma City University                                       3.000       04/01/2005              11.22           601
     265   Olympic Community College                                      3.000       10/01/2008              10.07           184
      82   Ouachita Baptist University                                    3.125       12/01/1999              10.03            71
      37   Ouachita Baptist University                                    3.000       12/01/2006              10.04            26
           -------------- P -------------
      21   Pacific University                                             3.000       11/01/1999              10.89            19
   1,040   Paine College                                                  3.000       10/01/2016              10.45           584
      25   Pan American University                                        3.000       10/01/1999               9.23            23
   2,587   Philadelphia College of Art                                    3.000       01/01/2022              10.62         1,278
     810   Pine Manor College                                             3.625       10/01/2003              10.80           643
      32   Point Loma Nazarene College                                    2.875       04/01/1999              11.85            29
      10   Point Loma Nazarene College                                    2.875       04/01/1998              11.89             9
     195   Polytechnic University                                         3.375       10/01/2011              10.59           125
   1,607   Portland Student Services Inc.                                 3.000       01/01/2011              10.36         1,023
     230   Post College                                                   3.000       04/01/2010              10.76           148
   1,455   Purdue University                                              3.625       07/01/2004               9.33         1,169
     418   Purdue University                                              3.000       07/01/2005               9.26           326
           -------------- Q -------------
      49   Queens College                                                 3.000       07/01/1998              11.07            45
      69   Queens College                                                 3.500       11/01/2001              10.88            61
     200   Queens College                                                 3.625       07/01/2004              10.90           153
           -------------- R -------------
     355   Randolph-Macon College                                         3.000       05/01/2010              10.72           231
     374   Randolph-Macon College                                         3.000       11/01/2000              10.50           324
     600   Regis College (Denver)                                         3.000       11/01/2012              10.47           368
     189   Regis College (Weston)                                         3.375       10/01/2002              10.85           158
     290   Rhode Island College                                           3.000       10/01/2005              10.09           218
     145   Rider College                                                  3.500       05/01/2001              11.57           123
     308   Rider College                                                  3.375       05/01/2002              11.44           248
     137   Rider College                                                  3.125       11/01/2000              10.86           119
   1,945   Rider College                                                  3.625       11/01/2013              10.42         1,193
     482   Rider College                                                  3.000       05/01/2017              10.70           262
     122   Rio Grande College                                             3.000       03/30/2009              10.93            82
      70   Roberts Wesleyan College                                       3.000       11/01/2000              10.83            60
     253   Roger Williams College                                         3.000       11/01/1999              10.89           226
      81   Russell Sage College                                           3.000       10/01/1998              10.98            75
     200   Rutgers, The State University                                  2.750       05/01/1999               8.84           183
     730   Rutgers, The State University                                  3.750       05/01/2016               9.19           476
      40   Rutgers, The State University                                  2.875       05/01/1999               8.80            37
     745   Rutgers, The State University                                  3.125       05/01/2001               8.89           668

   The Accompanying notes are an integral part of these financial statements.
                                                                              29

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO

                            SCHEDULE OF INVESTMENTS

                                  May 31, 1997

                          (Dollar Amounts in Thousands)

                                  (Continued)

Outstanding                                                              Stated                             Internal      Amortized
 Principal                                                              Interest       Maturity             Rate of      Cost (Notes
  Balance             Description                                        Rate %          Date               Return %       1 and 2)
  -------             -----------                                        ------          ----               --------       --------
          -------------- S -------------
    $180   Saint Ambrose University                                       3.000       11/01/2001              10.78          $150
     185   Saint Anselm College                                           3.375       10/01/2001              10.88           157
      41   Saint Edward's University                                      3.125       04/01/2000              11.69            35
     138   Saint John's University                                        3.000       10/01/2002              10.76           111
     215   Saint Joseph Hospital                                          3.500       10/01/2001              10.87           181
     228   Saint Louis College of Pharmacy                                3.375       10/01/2004              10.74           175
     116   Saint Louis University                                         3.125       10/01/2000              10.90           101
     584   Saint Louis University                                         3.500       11/01/2002              10.80           480
     128   Saint Mary's College                                           3.000       03/01/2005              11.25            92
     452   Saint Mary's College                                           3.000       06/01/2020              10.14           236
      45   Saint Mary's University of San Antonio                         3.000       10/01/1998              10.98            41
   2,194   Saint Michael's College                                        3.000       05/01/2013              10.60         1,323
     331   Saint Norbert College                                          3.375       04/01/2002              11.52           270
     262   Saint Norbert College                                          3.625       04/01/2004              11.33           198
     448   Saint Norbert College                                          3.000       04/01/2007              11.10           305
     549   Saint Paul's College                                           3.000       11/01/2014              10.56           320
     115   Saint Peter's College                                          3.000       05/01/1999              11.70           101
     705   Saint Vincent College                                          3.500       05/01/2013              10.86           429
      60   Sam Houston State University                                   2.875       10/01/1997               8.74            58
     430   Sam Houston State University                                   3.500       10/01/2001               9.10           376
   1,115   San Diego State University                                     3.000       11/01/2007              10.04           819
   1,345   Sangamon State University                                      3.000       11/01/2018              10.12           758
     505   Seattle University                                             3.500       11/01/2001              10.84           429
     613   Seattle University                                             3.000       11/01/2008              10.55           416
     420   Seton Hall University                                          3.000       11/01/2000              10.83           362
     375   Seton Hill College                                             3.625       11/01/2014              10.53           230
      33   Siena College                                                  2.875       10/01/1997              11.08            32
      31   Sierra College                                                 3.375       04/01/2002              10.87            26
     356   Simpson College                                                3.000       07/01/2016              10.58           197
     426   South Dakota School of Mines and Technology                    3.000       04/01/2018              10.30           231
     362   South Dakota School of Mines and Technology                    3.625       04/01/2002              10.85           300
      45   South Plains College                                           3.500       10/01/2002              10.18            37
     108   South Plains College                                           3.625       10/01/2004              10.17            85
      75   South Plains College                                           3.000       10/01/2005              10.10            57
     530   Southeast Missouri State University                            3.500       04/01/2002              10.82           431
   1,366   Southeast Missouri State University                            3.000       04/01/2007              10.58           962
     855   Southeastern Oklahoma State University                         3.000       04/01/2009              10.51           567
     204   Southern Arkansas University                                   3.500       10/01/2002              10.23           169
     666   Southern Methodist University                                  3.000       10/01/2007              10.61           463
     288   Southern Nazarene University                                   3.750       04/01/2005              11.27           213
      25   Southern University and
             Agricultural and Mechanical College                          2.875       04/01/1998              11.13            23
      40   Southwest Missouri State College                               2.875       10/01/1997              10.16            38

   The Accompanying notes are an integral part of these financial statements.
                                                                              30

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO

                            SCHEDULE OF INVESTMENTS

                                  May 31, 1997

                          (Dollar Amounts in Thousands)

                                  (Continued)

Outstanding                                                              Stated                             Internal      Amortized
 Principal                                                              Interest       Maturity             Rate of      Cost (Notes
  Balance             Description                                        Rate %          Date               Return %       1 and 2)
  -------             -----------                                        ------          ----               --------       --------
    $965   Southwest Missouri State College                               3.375       10/01/2002              10.17          $810
   2,625   Southwest Texas State University                               3.000       10/01/2015               9.51         1,599
      26   Southwestern Christian College                                 3.000       11/01/2000              10.83            22
      66   Spalding University                                            3.125       09/01/2000              10.95            58
     451   Spalding University                                            3.000       09/01/2007              10.66           319
      57   Springfield College                                            3.500       11/01/1999              10.60            52
      50   Springfield College                                            3.125       05/01/2000              11.29            43
     528   Springfield College                                            3.500       05/01/2013              10.67           331
     105   Springfield College                                            3.000       05/15/2005              10.11            81
     240   State Center Community College                                 3.000       10/01/2004              10.10           185
      78   Stephen F. Austin State University                             2.875       10/01/1999               9.23            71
   2,232   Stephen F. Austin State University                         3.375-3.500     10/01/2012               9.57         1,488
     223   Stetson University                                             3.000       01/01/2006              11.25           153
     175   Stillman College                                               3.750       02/01/2004              11.42           132
     433   Stonehill College                                              3.000       10/01/2006              10.64           311
      56   Stonehill College                                              3.000       11/01/1998              10.96            52
     175   SUNY, Mohawk Valley Community College                          3.000       04/01/2005              10.26           110
     102   Susquehanna University                                         3.125       05/01/2000              11.27            87
     809   Syracuse University                                            3.000       05/01/2008              10.74           552
           -------------- T -------------
      76   Talladega College                                              3.375       12/01/2001              10.08            63
     469   Talladega College                                              3.000       12/01/2012              10.24           286
     314   Taylor University                                              3.000       10/01/2012              10.50           192
     951   Taylor University                                              3.000       10/01/2013              10.49           572
     126   Temple University                                              3.125       03/01/1999              10.70           113
     260   Tennessee State University                                     3.375       01/01/1999              11.10           230
     806   Texas A & I University                                         3.000       07/01/2009               9.57           555
      90   Texas A & I University                                         3.000       06/01/1998               9.10            84
     189   Texas Southern University                                      3.500       04/01/2001              10.89           160
     550   Texas Southern University                                      3.500       04/01/2013              10.45           341
     547   Transylvania University                                        3.000       11/01/2010              10.51           353
   1,050   Trinity University                                             3.625       09/01/2004              10.82           809
     502   Tufts University                                               3.375       10/01/2001              10.87           424
   2,513   Tufts University                                               3.000       10/01/2021              10.39         1,283
     101   Tulane University of Louisiana                                 2.875       10/01/1997               8.62            98
     185   Tulane University of Louisiana                                 3.000       10/01/1998               8.74           103
     925   Tulane University of Louisiana                             3.375-3.500     10/01/2001               9.06           878
           -------------- U -------------
      64   Union College                                                  3.000       11/01/2002              10.74            52
   2,260   University of Alabama in Birmingham                            3.000       11/01/2008               7.97         1,734
     127   University of Alabama in Huntsville                            3.000       05/01/1999              10.05           114
     124   University of Alaska                                           3.500       04/01/2000              10.94           108
     223   University of Alaska                                           3.375       04/01/2002              10.82           182
     536   University of Alaska                                           3.500       04/01/2003              10.80           436

   The Accompanying notes are an integral part of these financial statements.
                                                                              31

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO

                            SCHEDULE OF INVESTMENTS

                                  May 31, 1997

                          (Dollar Amounts in Thousands)

                                  (Continued)

Outstanding                                                              Stated                             Internal      Amortized
 Principal                                                              Interest       Maturity             Rate of      Cost (Notes
  Balance             Description                                        Rate %          Date               Return %       1 and 2)
  -------             -----------                                        ------          ----               --------       --------
    $290   University of Alaska                                           3.000       10/01/1999              10.22          $265
     313   University of Arizona                                          3.500       04/01/2003              10.82           255
     166   University of Arkansas at Little Rock                          3.500       04/01/2001              10.04           142
     215   University of Arkansas at Little Rock                          3.000       11/01/2009               9.42           153
     573   University of Central Arkansas                                 3.000       04/01/2005              10.69           420
     635   University of Central Florida                                  3.000       10/01/2007              10.08           451
     355   University of Chicago                                          3.500       12/01/2001              10.10           291
     113   University of Chicago                                          3.375       12/01/2001              10.08            92
      42   University of Chicago                                          3.500       12/01/2002              10.11            34
      75   University of Delaware                                         2.750       11/01/1997               8.54            73
     200   University of Delaware                                         3.125       11/01/2000               8.84           180
     318   University of Delaware                                         3.375       11/01/2000               8.81           292
   1,510   University of Delaware                                         3.000       11/01/2006               9.08         1,152
     729   University of Delaware                                         3.000       12/01/2018               8.81           430
   2,565   University of Florida                                          3.000       07/01/2014              10.15         1,527
     212   University of Hartford                                         3.000       11/01/2001              10.78           177
      80   University of Hawaii at Manoa                                  2.875       10/01/1999              10.13            72
      96   University of Hawaii at Manoa                                  3.500       10/01/2001              10.18            82
      82   University of Lowell                                           3.000       11/01/2000               7.62            75
   2,975   University of Michigan                                         3.750       10/01/2005               9.51         2,353
     185   University of Michigan                                         3.000       04/01/1999              10.08           167
      70   University of Missouri                                         3.000       05/01/1998              10.07            65
   1,078   University of Missouri                                         3.375       05/01/2002              10.03           920
     151   University of Missouri                                         2.875       11/01/2000               9.25           134
     112   University of Missouri                                         3.000       05/01/1998              10.07           104
      18   University of Missouri                                         3.000       05/01/1998              10.08            17
     138   University of Montevallo                                       3.125       11/01/2000               9.27           123
     261   University of Nevada at Reno                                   3.000       11/01/1999              10.12           235
     982   University of North Carolina                                   3.000       11/01/2005               8.81           782
     690   University of North Carolina                                   3.000       01/01/2008               9.50           487
      61   University of North Carolina                                   3.000       01/01/2007               9.50            45
   1,101   University of Notre Dame                                       3.000       02/15/2019              10.62           580
      33   University of Portland                                         2.875       04/01/1998              11.96            30
     885   University of Portland                                         3.375       04/01/2013              10.88           540
      89   University of Portland                                         3.000       11/01/1998              10.98            83
      53   University of Puerto Rico, Rio Piedras Campus                  3.125       06/01/2000               9.17            48
   2,049   University of Puerto Rico, Rio Piedras Campus                  3.000       06/01/2011               9.39         1,358
      60   University of Rhode Island                                     3.000       10/01/2001               9.68            51
      68   University of Rochester                                        2.875       10/01/1998              11.04            64
     716   University of Saint Thomas                                     3.000       10/01/2019              10.41           390
     515   University of Santa Clara                                      3.125       04/01/2002              11.44           408
     235   University of Santa Clara                                      3.375       04/01/2002              11.45           188
   1,155   University of Santa Clara                                      3.625       04/01/2004              11.33           876
      64   University of Scranton                                         3.125       11/01/2000              10.84            55

   The Accompanying notes are an integral part of these financial statements.
                                                                              32

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO

                            SCHEDULE OF INVESTMENTS

                                  May 31, 1997

                          (Dollar Amounts in Thousands)

                                  (Continued)

Outstanding                                                              Stated                             Internal      Amortized
 Principal                                                              Interest       Maturity             Rate of      Cost (Notes
  Balance             Description                                        Rate %          Date               Return %       1 and 2)
  -------             -----------                                        ------          ----               --------       --------
    $257   University of South Dakota                                     3.500       10/01/2001               9.59          $222
   1,120   University of South Florida                                    3.750       07/01/2005              10.30           853
     381   University of Steubenville                                     3.125       04/01/2010              10.98           241
      36   University of Tampa                                            2.875       11/01/1998              10.95            33
     125   University of Texas at Arlington                               3.000       07/01/1998               9.87           115
   1,426   University of Vermont                                          3.000       07/01/2016               8.95           885
     290   University of Vermont                                          3.375       07/01/2001               8.33           257
   1,300   University of Vermont                                          3.000       07/01/2019               9.06           757
     260   University of Washington                                       3.000       08/01/1999               8.82           237
     380   University of Washington                                       3.500       08/01/2002               9.07           323
     423   University of Washington                                       3.000       08/01/2003               9.06           345
   1,680   University Student Co-Operative Association                    3.000       04/01/2019              10.70           868
     186   Ursinus College                                                3.000       10/01/2000              10.86           160
     607   Utica College                                                  3.000       11/01/2009              10.53           402
           -------------- V -------------
     570   Vermont State College                                          3.000       06/01/2008               9.02           412
     291   Vermont State College                                          3.000       07/01/2014               9.30           182
   1,255   Villanova University                                           3.000       04/01/2019              10.70           650
   4,080   Vincennes University                                           3.000       06/01/2023               9.02         2,229
   3,002   Virginia Commonwealth University                               3.000       06/01/2011              10.01         1,921
   1,360   Virginia Commonwealth University                               3.000       06/01/2004              10.08         1,042
     406   Virginia Wesleyan College                                      3.000       11/01/2009              10.54           273
     232   Virginia Wesleyan College                                      3.000       11/01/2010              10.51           150
           -------------- W -------------
      39   Waldorf College                                                3.125       07/01/2000              10.97            33
     301   Waldorf College                                                3.000       07/01/2005              10.77           219
      69   Wartburg College                                               3.500       10/01/2001              10.87            58
     177   Wartburg College                                               3.750       04/01/2011              11.00           114
     875   Washington State University                                    3.625       04/01/2004              10.02           692
     570   Washington State University                                    3.750       04/01/2004              10.03           454
     985   Washington State University                                    3.375       04/01/2003              10.02           794
      50   Washington State University                                    3.000       04/01/1999              10.08            45
     164   Washington University                                          3.000       10/01/1998              11.05           155
     497   Washington University                                          3.500       10/01/2001              10.91           428
     107   Wayne State University                                         3.000       04/01/2000              11.69            99
     251   Wesley College                                                 3.375       05/01/2013              10.88           154
      82   West Kern Junior College District                              3.625       04/01/2004              10.73            63
     550   West Valley College                                            3.000       04/01/2009              10.50           364
     200   West Virginia State College                                    3.000       05/01/1998              11.05           185
     168   West Virginia Wesleyan College                                 2.875       05/01/2000              11.56           145
     497   West Virginia Wesleyan College                                 3.000       05/01/2015              10.75           280
     504   Western Carolina University                                    3.625       05/01/2003              10.75           406
     130   Western Washington University                                  3.125       10/01/1998              10.18           122
     325   Western Washington University                                  3.500       10/01/2001              10.18           277

   The Accompanying notes are an integral part of these financial statements.
                                                                              33

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO

                            SCHEDULE OF INVESTMENTS

                                  May 31, 1997

                          (Dollar Amounts in Thousands)

                                  (Continued)

Outstanding                                                              Stated                             Internal      Amortized
 Principal                                                              Interest       Maturity             Rate of      Cost (Notes
  Balance             Description                                        Rate %          Date               Return %       1 and 2)
  -------             -----------                                        ------          ----               --------       --------
    $790   Western Washington University                                  3.625       10/01/2004              10.18          $622
     555   Western Washington University                                  3.750       10/01/2005              10.19           428
     285   Westminster College of Salt Lake                               3.000       11/01/2017              10.39           158
      65   Westmoreland Hospital Association                              3.500       07/01/2001              10.98            54
      24   Wheaton College                                                2.875       04/01/1999              11.50            22
     920   Wheaton College                                                3.500       04/01/2013              10.70           564
     260   Wheeling College                                               3.500       05/01/2001              11.23           211
     103   Wheeling College                                               3.000       11/01/2007              10.59            73
      31   Wheelock College                                               3.000       05/01/2011              10.23            20
      65   Wichita State University                                       3.000       10/01/2000               9.29            58
     845   Wittenberg University                                          3.000       05/01/2015              10.76           474
     263   Wittenberg University                                          3.000       11/01/2017              10.39           145
      58   Wooster Business College                                       3.000       03/30/2009              10.88            39
      47   Worcester Polytechnic Institute                                2.750       10/01/1997              11.04            45
     169   Worcester Polytechnic Institute                                3.375       04/01/2001              11.57           141
     754   Wright State University                                        3.000       05/01/2009               9.89           522
           -------------- Y -------------
     386   York Hospital                                                  3.000       05/01/2020              10.64           198
--------                                                                                                                ---------
$263,537   Total College and University Loans                                                                            $178,206
--------   Allowance for Possible Loan Losses                                                                           ---------
            Net College and University Loans                                                                                  932
                                                                                                                         --------
                                                                                                                         $177,274
                                                                                                                         --------
            INVESTMENT AGREEMENTS (11.2%)
            -----------------------------
            Morgan Guaranty Trust Company -
  $5,462     Liquidity Fund                                               7.750       06/01/2018              7.750        $5,462
            Morgan Guaranty Trust Company -
  16,964     Revenue Fund                                                 7.050       06/01/2018              7.050        16,964
--------                                                                                                                ---------
 $22,426   Total Investment Agreements                                                                                    $22,426
--------                                                                                                                ---------
$285,963   Total Investments (100.0%)                                                                                    $199,700
========                                                                                                                =========



(A) This institution has filed for bankruptcy under Chapter 11 of the Federal Bankruptcy Code and has been placed on nonaccrual status as more fully discribed in Note 6.


    The Accompanying notes are an integral part of these financial statements.
                                                                              34